UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	June 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):
[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		MOLLER FINANCIAL SERVICES
Address: 	ONE NORTHFIELD PLAZA
		Suite 200
		NORTHFIELD, IL 60093

13F File Number: 28-13687

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:
Name: 	JOHN NOWAK
Title: 	CHIEF COMPLIANCE OFFICER
Phone: 	847-234-7575
Signature, Place, and Date of Signing:
JOHN NOWAK	NORTHFIELD, ILLINOIS	August 10, 2010

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 35
Form 13F Information Table Value Total: $88,829

List of Other Included Managers:
NONE

FORM 13F INFORMATION TABLE
								VALUE 		SHARES/ SH/ 	PUT/	INVSTMT	OTHER 		VOTING AUTHORITY
NAME OF ISSUER			TITLE OF CLASS	CUSIP		(x$1000)	PRN AMT	PRN	CALL	DSCRETN	MANAGERS	SOLE	SHARED	NONE
------------------------------- --------------- ----------	---------	------- ----	----	-----------------	------- ------- ------
AMGEN INC 			COM		031162100	935		17780	SH		SOLE			9245	0	8535
AT&T INC 			COM		00206R102	526		21753	SH		SOLE			11239	0	10514
CME GROUP INC 			COM		12572Q105	738		2621	SH		SOLE			2156	0	465
CONOCOPHILLIPS 			COM		20825C104	405		8254	SH		SOLE			8254	0	0
DU PONT E I DE NEMOURS & CO 	COM		263534109	766		22145	SH		SOLE			22145	0	0
EXXON MOBIL CORP 		COM		30231G102	510		8943	SH		SOLE			6130	0	2813
GENERAL ELECTRIC CO 		COM		369604103	730		50651	SH		SOLE			50201	0	450
HEINZ H J CO 			COM		423074103	475		11000	SH		SOLE			10000	0	1000
ISHARES TR INDEX		BARCLYS TIPS BD	464287176	725		6777	SH		SOLE			5571	0	1206
ISHARES TR INDEX		IBOXX INV CPBD	464287242	1014		9345	SH		SOLE			9345	0	0
ISHARES TR INDEX		MSCI EAFE IDX	464287465	2332		50138	SH		SOLE			37319	0	12819
ISHARES TR INDEX		RUSSELL 2000	464287655	10328		168998	SH		SOLE			149456	0	19542
ISHARES TR INDEX		S&P 500 INDEX	464287200	7258		70150	SH		SOLE			61661	0	8489
ISHARES TR INDEX		S&P MIDCAP 400	464287507	718		10095	SH		SOLE			10095	0	0
ISHARES TR INDEX		S&P NA NAT RES	464287374	7856		254746	SH		SOLE			227049	0	27697
ISHARES TR INDEX		S&P SMLCAP 600	464287804	469		8655	SH		SOLE			8655	0	0
JOHNSON & JOHNSON 		COM		478160104	654		11080	SH		SOLE			11080	0	0
JPMORGAN CHASE & CO 		COM		46625H100	1297		35431	SH		SOLE			20554	0	14877
PRICE T ROWE GROUP INC 		COM		74144T108	355		8000	SH		SOLE			8000	0	0
PROCTER & GAMBLE CO 		COM		742718109	582		9706	SH		SOLE			9706	0	0
SARA LEE CORP 			COM		803111103	141		10000	SH		SOLE			10000	0	0
SPDR SERIES TRUST 		DJ REIT ETF	78464A607	1878		36815	SH		SOLE			29050	0	7765
VANGUARD BD INDEX FD INC 	TOTAL BND MRKT	921937835	2034		25000	SH		SOLE			22394	0	2606
VANGUARD INDEX FDS		LARGE CAP ETF	922908637	10042		214165	SH		SOLE			195311	0	18854
VANGUARD INDEX FDS		REIT ETF	922908553	8666		186400	SH		SOLE			164479	0	21921
VANGUARD INDEX FDS		SMALL CP ETF	922908751	6038		106685	SH		SOLE			94984	0	11701
VANGUARD INTL EQUITY INDEX F 	EMR MKT ETF	922042858	4633		121944	SH		SOLE			103990	0	17954
VANGUARD TAX-MANAGED FD 	EUROPE PAC ETF	921943858	4270		146025	SH		SOLE			135433	0	10592
WELLPOINT INC 			COM		94973V107	286		5840	SH		SOLE			5840	0	0
WISDOMTREE TRUST		DEFA FD		97717W703	5088		133263	SH		SOLE			115353	0	17910
WISDOMTREE TRUST		EARNING 500 FD	97717W588	1155		32034	SH		SOLE			30824	0	1210
WISDOMTREE TRUST		EMERG MKTS ETF	97717W315	1880		41257	SH		SOLE			29284	0	11973
WISDOMTREE TRUST		LARGECAP DIVID	97717W307	1285		33614	SH		SOLE			28803	0	4811
WISDOMTREE TRUST		SMALLCAP DIVID	97717W604	1476		37691	SH		SOLE			12396	0	25295
WISDOMTREE TRUST		SMLCAP EARN FD	97717W562	1284		31476	SH		SOLE			30064	0	1412